Income taxes - Significant Components of our deferred tax assets & liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets:
Accrued postretirement benefit cost	$ 69,725	$ 78,518
Accrued liabilities	4,679	1,080
Share-based compensation	6,071	6,421
Goodwill	5,539	7,949
Net operating losses and tax credits	739,712	700,819
Foreign basis differences	13,929	2,083
Ravenswood retiree legal settlement	8,683	0
Other	5,747	10,128
Total deferred tax assets	854,085	806,998
Valuation allowance	(839,082)	(768,764)
Net deferred tax assets	15,003	38,234
Deferred tax liabilities:
Tax over financial statement depreciation	(119,378)	(125,386)
Unremitted foreign earnings	(808)	(18,901)
Total deferred tax liabilities	(120,186)	(144,287)
Net deferred tax liability	$ (105,183)	$ (106,053)